Basis of Presentation (Details) (USD $)	0 Months Ended	9 Months Ended			0 Months Ended			0 Months Ended
	Sep. 06, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 23, 2013 Common stock	Sep. 24, 2013 Initial Public Offering	Sep. 24, 2013 Initial Public Offering Common stock warrants	Sep. 24, 2013 Concurrent Private Placement Celgene	Sep. 24, 2013 Over-allotment Option
Basis of Presentation
Common stock issued (in shares)						6,417,000		666,667	837,000
Offer price of common stock (in dollars per share)						$ 15.00		$ 15.00
Aggregate net proceeds from the offering						$ 86,800,000
Conversion of redeemable convertible preferred stock into common stock (in shares)						18,516,993
Shares issued on automatic conversion of preferred stock warrants into common stock upon closing of IPO		1,013,000	1,134,000	1,134,000			141,370
Reclassification of convertible preferred stock warrant liability to additional paid-in capital						2,000,000
Common stock, shares authorized		175,000,000	104,013,161	104,013,161		175,000,000
Preferred stock authorized (in shares)		25,000,000	0			25,000,000
Aggregate net proceeds received from private placement		$ 10,000,000						$ 10,000,000
Reverse Stock Split
Reverse stock split ratio	0.25				0.25